Financial Instruments and Risks - Derivatives Outstanding by Type of Contract, Classified (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments and Risks
Current assets	R$ 352,454	R$ 77,090
Non-current assets	141,480	56,820
Current liabilities	(596,530)	(23,819)
Non-current liabilities	(1,040,170)	(104,077)
Total, net	R$ (1,142,766)	R$ 6,014